Payable to Customers (Details) - Schedule of Owned Obligations to the Customers - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Payable to Customers (Details) - Schedule of Owned Obligations to the Customers [Line Items]
Payables to customers	$ 11,612,234
Related Parties [Member]
Payable to Customers (Details) - Schedule of Owned Obligations to the Customers [Line Items]
Payables to customers	10,393,665
Third Party Payables [Member]
Payable to Customers (Details) - Schedule of Owned Obligations to the Customers [Line Items]
Payables to customers	$ 1,218,569